Analysis of Assets and Liabilities by Financial Instrument Classification	12 Months Ended
Feb. 28, 2025
Analysis of Assets and Liabilities by Financial Instrument Classification [Abstract]
ANALYSIS OF ASSETS AND LIABILITIES BY FINANCIAL INSTRUMENT CLASSIFICATION

30. ANALYSIS OF ASSETS AND LIABILITIES BY FINANCIAL INSTRUMENT CLASSIFICATION

The following table shows the carrying amounts and classification of financial assets and financial liabilities. The carrying amounts approximate their fair values.

		As of February 28/29
Figures in Rand thousands	Notes	2025	2024

Financial assets (at amortized cost)
Loan to a related party	12	28,700	28,200
Trade and other receivables (exclude prepayments and other taxes)	11	538,186	931,495
Cash and cash equivalents	13	1,042,882	459,527
		1,609,768	1,419,222

Financial liabilities (at amortized cost)
Loan from a related party	12	138	924
Trade and other payables (exclude other taxes)	18	414,147	398,153
Term loans	15	314,953	48,179
Bank overdraft	13	205,299	23,362
		934,537	470,618